Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended
		May 31, 2025	May 31, 2025
Capital Group Global Equity ETF - CGGE
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Global Equity ETF (at NAV)
Average Annual Return, Percent	[1],[2]	12.29%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent	[2],[3]	11.19%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on June 25, 2024.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.